Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,058		$ 2,058		$ 1,870
Carrying value of renegotiated loans	1,023		1,023		1,129
Renegotiated loans classified as performing	427		427		541
Renegotiated loans written off	18	$ 9	26	$ 42
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,802		1,802		1,639
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 256		$ 256		$ 231